Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INTEREST INCOME
Interest and fees on loans	$ 7,358	$ 4,899	$ 23,056	$ 17,579	$ 15,380
Interest and dividends on securities	55	30	250	78	102
Other interest income	13	14	54	54	55
Total interest income	7,426	4,943	23,360	17,711	15,537
INTEREST EXPENSE
Deposits	577	441	2,079	1,656	1,778
Short-term borrowings	29	31	106	114	163
Long-term borrowings	53	43	217	131	64
Total interest expense	659	515	2,402	1,901	2,005
NET INTEREST INCOME	6,767	4,428	20,958	15,810	13,532
Provision for credit losses	250	176	3,255	950	718
Net interest income after provision for credit losses	6,517	4,252	17,703	14,860	12,814
NONINTEREST INCOME
Service charges on deposit accounts	216	154	597	387	322
Realized and unrealized gains on mortgage banking activity	1,372	150	4,341	215	122
Bargain purchase gain			16,090	0	0
Loss on the sale of securities			(228)	0	0
Loss on the sale of other real estate owned			0	(37)	(131)
Income from bank owned life insurance	86	92	377	282	0
Loan related income	468	142	1,601	115	131
Other operating income	207	85	478	362	324
Total noninterest income	2,349	623	23,256	1,324	768
NONINTEREST EXPENSE
Compensation and benefits	3,850	2,760	13,434	7,397	6,075
Occupancy and equipment	975	470	2,462	1,592	1,509
Amortization of core deposit intangible	83	20	111	34	0
Marketing and business development	628	261	1,674	752	606
Professional fees	496	230	1,501	883	535
Data processing fees	645	144	866	529	451
FDIC Assessment	90	82	442	327	310
Provision for other real estate owned			0	347	48
Loan related expense	345	145	1,170	248	384
Other operating expense	723	381	2,034	1,130	905
Total noninterest expense	7,835	4,493	23,694	13,239	10,823
INCOME BEFORE INCOME TAXES	1,031	382	17,265	2,945	2,759
Income tax expense	382	116	6,853	984	1,138
NET INCOME	649	266	10,412	1,961	1,621
Preferred stock dividends	31	31	126	165	616
Net income available to common shareholders	$ 618	$ 235	$ 10,286	$ 1,796	$ 1,005
NET INCOME PER COMMON SHARE
Basic (in dollars per share)	$ 0.15	$ 0.06	$ 2.53	$ 0.44	$ 0.31
Diluted (in dollars per share)	$ 0.15	$ 0.06	$ 2.48	$ 0.44	$ 0.31